Other Non-Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
LGM ENTERPRISES, LLC [Member]
Other Non-Current Liabilities
14. Other
Non-Current
Liabilities
Other
non-current
liabilities consisted of the following:

	September 30, 2023	December 31, 2022
Guaranteed revenue program deposits	$—	$37,500
Fractional ownership deposits	10,872	3,636
PPP loan	—	339
Other	27	28

	$10,899	$41,503

15.	Other Non-Current Liabilities
Other
non-current
liabilities consisted of the following:

	December 31,
	2022	2021
Guaranteed revenue program deposits	$37,500	$25,000
Fractional ownership deposits	3,636	—
PPP loan	339	339
Other	28	—

	$41,503	$25,339